(ICON)

Prudential
High Yield
Total Return
Fund, Inc.

ANNUAL
REPORT
March 31, 1999

(LOGO)

Prudential High Yield Total Return Fund, Inc.

Performance At A Glance
During our fiscal year ended March 31, 1999, the high-yield bond market was volatile. High-yield bond prices tumbled in the summer of 1998 after a financial crisis spread beyond Asia. Then most categories of high-yield bonds began to rally after the Federal Reserve cut a key short-term interest rate three times in the autumn of 1998 to stimulate U.S. economic growth. Despite the rate cuts, lower-quality high-yield bonds did not fully recover their early price declines, and their yields remained substantially higher than the yields on comparable Treasuries. The Prudential High Yield Total Return Fund's exposure to these bonds caused its returns to lag the average comparable fund, as measured by Lipper, Inc.

Cumulative Total Returns1                                 As
of 3/31/99

                                Since Inception2
Since Inception2
                             (Without sales charge)
(With sales charge)
Class A                              -2.97%
-6.85%
Class B                              -3.45
-8.45
Class C                              -3.45
-5.42
Class Z                              -2.82
-2.82
Lipper High Current Yield Fd. Avg.3  -2.21
***

Past performance is not indicative of future results.
Principal and investment
return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management and Lipper,
Inc. Since the
  Fund has been in existence less than one year, no average annual total returns are presented. The Fund charges a maximum front-end sales load of 4%
  for Class A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years.
  Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales load of 1%, and a CDSC of 1% for 18 months. Class C shares bought before November 2, 1998, have a 1% CDSC if sold within one year. Class Z shares are not subject to a sales charge or distribution fee.

2 Inception dates: Class A, B, C, and Z, 5/5/98.

3 The Lipper Since Inception return is for all funds in each share class in the High Current Yield Fund category.

How Investments Compared.
   (As of 3/31/99)
       (GRAPH)

Source: Lipper, Inc. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different--we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth, but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly), and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Portfolio Managers' Report
------------------------------------------------------------
-------------------
(PHOTO)

George Edwards & Paul Price
Fund Managers

Investment Goals and Style
The Fund seeks total return through high current income and capital appreciation. The Fund invests primarily in securities rated BB and below by independent rating agencies, unrated bonds, defaulted bonds, and distressed securities. All are below investment grade and are commonly known as junk bonds. As a result, the securities are subject to a greater risk of loss of principal and nonpayment of interest, including default risk, than higher-rated bonds. The Fund also invests primarily in equity securities that were attached to, or included in, a unit with fixed-income securities at the time of the purchase, convertible securities, and preferred stock. There can be no assurance that the Fund will achieve its investment objective.

Performance Review
A solid beginning
When the Fund was launched in May 1998, the high-yield bond market was benefiting from favorable economic conditions in the United States and what appeared to be an improving financial situation in Asia.
The U.S. economic
expansion was well on its way to becoming the longest ever seen in peacetime, yet it had not ignited higher inflation, which erodes the value of a bond's fixed interest payments. Meanwhile, the financial crisis in Asia had seemed to ease in the spring, lessening concern that the instability in that region would spread to other areas.

In this benign economic environment, the Fund performed nicely during the first few months it was in operation. We emphasized bonds rated single-B and below, nonrated debt securities, and smaller-sized bond issues. These bonds tend to be more speculative investments. Therefore, they provide higher interest rates and the potential for capital appreciation to compensate investors for the bonds' greater credit risk. During this time, we were also able to take advantage of many buying opportunities because the large supply of newly issued high-yield bonds was priced attractively to appeal to investors. By the end of June, the
Fund still held a considerable amount of cash (29%), most of which was invested by the close of July.

"Flight to quality" hurt the Fund
August was a difficult month for nearly all financial markets. Global financial turmoil spread beyond Asia to Russia and Latin America.
This deterioration in
world financial markets fueled a "flight to quality" in which investors purchased the safest securities, such as U.S. Treasuries and sold riskier assets, including high-yield bonds. Moreover, there was talk that the U.S.
economy could sink into a recession and corporate earnings slide if overseas demand for American-made goods continued to decline. High-yield bonds tumbled in value, particularly single-B-rated, CCC-rated, and nonrated bonds. Because the bulk of our assets are in these very speculative debt securities, the
Fund's net asset value fell sharply for the three-month period ended September
1998.

High-yield bond prices rebounded
By the early autumn of 1998, market sentiment had become very negative. This prompted the Federal Reserve to cut the Federal funds rate
(the rate U.S.
banks charge each other for overnight loans) by a quarter percentage point on
September 29,

October 15 and November 17, leaving the key short-term rate at 4.75%. Reducing interest rates stimulates economic growth by lowering borrowing costs. The rate cuts, therefore, helped to restore faith in the U.S. economy and calmed global financial markets. Market sentiment improved, leading investors to reverse the
"flight to quality" by selling Treasuries and purchasing assets such as stocks and high-yield bonds. The Investment Company Institute reported that the amount of money flowing into high-yield bond mutual funds during November
1998 surpassed the previous all-time high by an impressive 51%. Of course, this trend benefited the Fund.

Rally continued in new year
Demand for high-yield bonds continued to increase in 1999 amid strong U.S.
economic growth and climbing commodity prices. In the first three months of
1999, among the best performing sectors of the high-yield market was telecommunications bonds, where prices were bolstered by merger and acquisition activity. Telecommunications bonds comprised roughly 16% of the Fund's total investments as of March 31, 1999--its largest position. We also owned bonds of some cyclical industries such as paper, energy and chemicals, that rebounded in the first quarter of 1999. For example, bonds of energy companies were helped by the dramatic increase in the price of crude oil, which soared as demand for crude picked up in Asia even as the Organization of Petroleum Exporting
Countries (OPEC) planned to cut production.

Not every sector of the high-yield market performed well. The healthcare sector sold off sharply due to the uncertainty posed by newly implemented federal reimbursement programs. In addition, lower-rated bonds (single-B and below) did not perform as well as the rest of the high-yield universe. Investors favored larger, higher-quality debt securities as the high-yield bond market was recovering from the sharp price declines of 1998. Since the Fund and the
Lipper average both contained lower-rated bonds, they posted negative returns for the fiscal year.

Looking Ahead
Yields still very attractive
High-yield bonds that are rated single-B and below, and nonrated bonds, still provide very attractive yields relative to comparable U.S.
Treasuries.  If the
U.S. economic expansion continues and investors grow more comfortable holding riskier assets, we believe yields on these high-yield bonds will continue to fall (and their prices rise). Therefore, we plan to maintain the Fund's exposure to the lower-rated categories of the high-yield market. We also plan to maintain exposure to the stocks of companies that issue high-yield bonds, because these equity securities have good potential for capital appreciation.

Credit Quality
Expressed as a percentage of total investments as of 3/31/99

BBB              0.3%
BB               6.2
B               52.5
CCC             14.2
Not Rated       16.9
Equity           6.4
Short-term/Cash  3.5
                                   1

A Message to Our Shareholders
May 19, 1999
------------------------------------------------------------
-------------------
(PHOTO)

Dear Shareholder:
As 1999 began, major index advances have been driven by the stocks of a handful of very large companies. These stocks were getting more and more expensive--out of proportion to their earnings expectations. As a result, there was a substantial disparity in value between large and small companies, and between growth and value stocks. In recent months, however, that gap has started to narrow amid news of strong economic growth.

Our current economic environment has prompted many investors to turn to value stocks that typically fare better in a growing economy, and have been selling at a significant discount to the market.

Many sectors of the bond market have also begun to rebound from last year's global financial crisis. Furthermore, while bonds have not generated higher returns than stocks in recent years, they have demonstrated that they hold up better during market downturns. That's a thought to keep in mind going forward.

Diversification is critical
History shows that the markets generally bring prices in line with earnings performance, sooner or later. It also shows that two investment styles--value and growth--typically alternate in periods of superior performance.

What does this suggest? Instead of chasing popular market winners, investors should have a well-diversified asset allocation strategy in place and keep to it. It is also a good practice to rebalance your holdings, when necessary, to keep your asset allocation consistent with your long-term objectives and risk tolerance. A properly diversified portfolio of value- and growth-oriented equity funds, bond funds, and money market funds could help you weather inevitable market turbulence and receive more consistent returns over time.
Prudential offers a wide range of mutual funds to help our shareholders diversify. We have also designed several balanced and diversified funds to allow one-decision diversification.

Thank you for your continued confidence in Prudential mutual funds.

Sincerely,

John R. Strangfeld
Chief Investment Officer
Prudential Investments

Portfolio of Investments as of
PRUDENTIAL HIGH YIELD
March 31, 1999
TOTAL RETURN FUND, INC.
------------------------------------------------------------
-------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount
Value
Description
(Unaudited)      Rate         Date        (000)
(Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
LONG-TERM INVESTMENTS--94.3%
CORPORATE BONDS--86.9%
------------------------------------------------------------
------------------------------------------------------------
------
Aerospace--0.2%
BE Aerospace, Inc., Sr. Sub. Notes
B1                9.50%     11/01/08    $    250        $
266,875
------------------------------------------------------------
------------------------------------------------------------
------
Airlines--0.3%
Canadian Airlines Corp., Sr. Notes (Canada)
Caa2             12.25       8/01/06       1,150(f)
506,000
------------------------------------------------------------
------------------------------------------------------------
------
Automotive--1.1%
Eagle-Picher Industries, Inc., Sr. Sub. Notes
B3                9.375      3/01/08         400
386,000
Hayes Wheels Int'l., Inc., Sr. Sub. Notes
B2                9.125      7/15/07         500
521,250
Paragon Corp. Holdings, Inc., Sr. Notes
B3                9.625      4/01/08       1,000
800,000

------------

1,707,250
------------------------------------------------------------
------------------------------------------------------------
------
Broadcasting & Other Media--6.5%
Ackerly Group, Inc., Sr. Sub. Notes
B2                9.00       1/15/09       1,000
1,030,000
American Lawyer Media Holdings, Inc., Sr. Disc. Notes,
   Zero Coupon (until 12/15/02)
B3               12.25      12/15/08       1,500
971,250
Capstar Broadcasting, Sr. Disc. Notes, Zero Coupon
   (until 2/1/02)
B3               12.75       2/01/09       2,000
1,690,000
CD Radio, Inc., Sr. Disc. Notes, Zero Coupon (until
   12/1/02)
Caa1             15.00      12/01/07       1,000
541,250
Chancellor Media Corp., Sr. Sub. Notes
Ba3               9.00      10/01/08       1,000
1,070,000
Coaxial Communications, Inc., Sr. Notes
B3               10.00       8/15/06         250
266,250
Grupo Televisa S.A., Sr. Disc. Notes, Zero Coupon
   (until 5/15/01) (Mexico)
Ba2              13.25       5/15/08       1,000(f)
835,000
Jacor Communications Co., Sr. Sub. Notes
B2                8.75       6/15/07       1,000
1,067,500
Lin Holdings Corp., Sr. Disc. Notes, Zero Coupon (until
   3/1/03)
B3               10.00       3/01/08         500
352,500
Radio Unica Corp., Sr. Disc. Notes, Zero Coupon (until
   8/1/02)
NR               11.75       8/01/06       1,500
843,750
SFX Entertainment, Inc., Sr. Sub. Notes
B3                9.125      2/01/08       1,500
1,530,000

------------

10,197,500
------------------------------------------------------------
------------------------------------------------------------
------
Building & Related Industries--2.4%
Formica Corp., Sr. Sub. Notes
B3               10.875      3/01/09       1,000
995,000
New Millenium Homes, Sr. Notes
   (cost $1,945,519; purchased 5/27/98)
NR               12.00       9/03/00       2,000(b)
1,800,000
Presley Cos., Sr. Notes
Caa3             12.50       7/01/01         900
760,500
Webb (Del E.) Corp., Sr. Sub. Deb.
B2                9.375      5/01/09         250
242,500

------------

3,798,000

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     3

Portfolio of Investments as of
PRUDENTIAL HIGH YIELD
March 31, 1999
TOTAL RETURN FUND, INC.
------------------------------------------------------------
-------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount
Value
Description
(Unaudited)      Rate         Date        (000)
(Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Cable--6.2%
Adelphia Communications Corp.,
   Sr. Notes
B1               10.50%      7/15/04    $    500        $
550,000
   Sr. Notes, PIK
B1                9.50       2/15/04          43
44,327
Avalon Cable Holdings LLC, Sr. Disc. Notes, Zero Coupon
   (until 12/1/03)
Caa1             11.875     12/01/08       1,000
653,750
Avalon Cable of Michigan, Inc., Sr. Sub. Notes
B3                9.375     12/01/08         750
790,313
Charter Communications Holdings LLC,
   Sr. Disc. Notes, Zero Coupon (until 4/1/04)
B2                9.92       4/01/11       1,000
643,750
   Sr. Notes
B2                8.625      4/01/09         500
510,625
Classic Communications, Inc., Sr. Disc. Notes, Zero
   Coupon
   (until 8/1/03)
Caa1             13.25       8/01/09       1,000(d)
695,000
Diamond Cable Co., Sr. Disc. Notes, Zero Coupon (until
   12/15/00)
   (United Kingdom)
B3               11.75      12/15/05       2,000(f)
1,740,000
Falcon Holdings Group, L.P., Sr. Disc. Notes, Zero
   Coupon
   (until 4/15/03)
B2                9.285      4/15/10       1,000
695,000
International Cabletel, Inc., Sr. Disc. Notes, Zero
   Coupon
   (until 4/15/00)
B3               12.75       4/15/05       1,000
945,000
Mediacom LLC, Sr. Notes
B2                7.875      2/15/11         500
490,000
TVN Entertainment Corp., Sr. Notes
NR               14.00       8/01/08       1,000(d)
850,000
United Int'l. Holdings, Inc., Sr. Disc. Notes, Zero
   Coupon
   (until 2/15/03)
B3               10.75       2/15/08       1,500
1,020,000

------------

9,627,765
------------------------------------------------------------
------------------------------------------------------------
------
Capital Goods--0.5%
Thermadyne Holdings Corp.,
   Sr. Disc. Notes, Zero Coupon (until 6/1/03)
Caa1             12.50       6/01/08         500
250,000
   Sr. Sub. Notes
B3                9.875      6/01/08         500
472,500

------------

722,500
------------------------------------------------------------
------------------------------------------------------------
------
Chemicals--1.2%
Borden Chemical & Plastics L.P., Sr. Notes
B1                9.50       5/01/05         500
460,000
Equistar Chemicals L.P., Sr. Notes
Baa3              8.75       2/15/09         500
507,500
Sterling Chemical, Inc., Sr. Sub. Notes
B3               11.75       8/15/06       1,000
940,000

------------

1,907,500

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     4

Portfolio of Investments as of
PRUDENTIAL HIGH YIELD
March 31, 1999
TOTAL RETURN FUND, INC.
------------------------------------------------------------
-------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount
Value
Description
(Unaudited)      Rate         Date        (000)
(Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Consumer Products--1.2%
Corning Consumer Product Co., Sr. Sub. Notes
B3               9.625%      5/01/08     $ 1,080        $
901,800
Revlon Consumer Products Corp., Sr. Notes
B2               9.00       11/01/06         500
495,000
Windmere Durable Holdings, Inc., Sr. Notes
B3              10.00        7/31/08         500
457,500

------------

1,854,300
------------------------------------------------------------
------------------------------------------------------------
------
Containers--1.2%
Ball Corp., Sr. Sub. Notes
B1               8.25        8/01/08         250
258,125
Graham Packaging Holdings Co., Sr. Disc. Notes, Zero
   Coupon (until 1/15/03)
Caa1            10.75        1/15/09       2,000
1,380,000
Tekni Plex, Inc., Sr. Sub. Notes
B3              11.25        4/01/07         250
272,500

------------

1,910,625
------------------------------------------------------------
------------------------------------------------------------
------
Drugs & Health Care--4.3%
Fresenius Medical Care Capital Trust, Gtd. Notes
Ba3               9.00      12/01/06         650
666,250
Harborside Healthcare Corp., Sr. Sub. Disc. Notes, Zero
   Coupon (until 8/1/03)
B3               11.00       8/01/08         750
315,000
ICN Pharmaceuticals, Inc., Sr. Notes
Ba3               8.75      11/15/08       1,000
1,005,000
Magellan Health Services, Inc., Sr. Sub. Notes
Caa1              9.00       2/15/08       1,000
862,500
Mariner Post-Acute Network, Inc., Sr. Sub. Disc. Notes,
   Zero Coupon (until 11/1/02)
B3               10.50      11/01/07       2,000
380,000
Medaphis Corp., Sr. Notes
Caa1              9.50       2/15/05         125
85,000
Mediq, Inc., Sr. Sub. Notes
B3               11.00       6/01/08       1,000
870,000
Sun Healthcare Group, Inc., Sr. Sub. Notes
Caa3              9.50       7/01/07       1,000
270,000
Team Health, Inc., Sr. Sub. Notes
B3               12.00       3/15/09         750
750,000
US Healthworks, Inc., Sr. Disc. Notes
NR              Zero        10/15/04       1,500
1,575,000

------------

6,778,750
------------------------------------------------------------
------------------------------------------------------------
------
Energy--6.1%
Anker Coal Group, Inc., Sr. Notes
Ca                9.75      10/01/07       1,000
530,000
Applied Power, Inc., Sr. Sub. Notes
B1                8.75       4/01/09         500
507,500
Bayard Drilling Technologies, Sr. Notes
B2               11.00       6/30/05         500
545,000
Calpine Corp., Sr. Notes
Ba2               7.75       4/15/09         500
500,000
Chesapeake Energy Corp., Sr. Notes
B3                9.625      5/01/05       1,250
1,037,500
Chiles Offshore LLC, Sr. Notes
B3               10.00       5/01/08       1,250
906,250
CMS Energy Corp., Sr. Notes
Ba3               7.50       1/15/09         125
126,250
DI Industries, Inc., Sr. Notes
B1                8.875      7/01/07       1,000
790,000
Gothic Production Corp., Sr. Sec'd Notes
B3               11.125      5/01/05       1,250
962,500
Grant Geophysical, Inc., Sr. Notes,
B3                9.75       2/15/08       1,000
570,000

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     5

Portfolio of Investments as of
PRUDENTIAL HIGH YIELD
March 31, 1999
TOTAL RETURN FUND, INC.
------------------------------------------------------------
-------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount
Value
Description
(Unaudited)      Rate         Date        (000)
(Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Energy (cont'd.)
Gulf Canada Resources Ltd.,
   Sr. Sub. Deb. (Canada)
Ba2              9.625%      7/01/05     $   625(f)     $
639,062
   Sr. Sub. Deb. (Canada)
Ba2              9.25        1/15/04         500(f)
509,310
Ocean Rig, Gtd. Sr. Sec'd. Notes (Norway)
B3              10.25        6/01/08       1,000(f)
700,000
P & L Coal Holdings Corp., Sr. Sub. Notes
B2               9.625       5/15/08       1,000
1,043,750
Pride Petroleum Services, Inc., Sr. Notes
Ba3              9.375       5/01/07         125
120,000
R & B Falcon Corp., Sr. Notes
   (cost $132,124; purchased 3/25/99)
Ba3             12.25        3/15/06         130(b)
136,825

------------

9,623,947
------------------------------------------------------------
------------------------------------------------------------
------
Financial Services--0.6%
Amresco, Inc., Sr. Sub. Notes
   (cost $736,546; purchased 11/20/98)
Caa3             9.875       3/15/05       1,000(b)
740,000
Delta Financial Corp., Sr. Notes
B3               9.50        8/01/04         300
225,000

------------

965,000
------------------------------------------------------------
------------------------------------------------------------
------
Food & Beverage--3.1%
Advantica Restaurant Group, Inc., Sr. Notes
B2               11.25       1/15/08       1,500
1,530,000
Envirodyne Industries, Inc., Sr. Notes
Caa1             10.25      12/01/01         340
261,800
Fresh Foods, Inc., Sr. Sub. Notes
B3               10.75       6/01/06         500
500,000
Grupo Azucarero Mexico S.A., Sr. Notes (Mexico)
Caa2             11.50       1/15/05       1,700(f)
578,000
Iowa Select Farms L.P., Sr. Sub. Notes
B3               10.75      12/01/05       1,125
900,000
Specialty Foods Corp., Sr. Sub. Notes
Caa3             11.25       8/15/03       1,500
1,125,000

------------

4,894,800
------------------------------------------------------------
------------------------------------------------------------
------
Gaming--5.2%
Alliance Gaming Corp., Sr. Sub. Notes
B3               10.00       8/01/07       1,000
731,250
Aztar Corp., Sr. Sub. Notes
B2               13.75      10/01/04         500
550,625
Blue Chip, Sr. Sub. Notes
   (cost $1,264,826; purchased 5/5/98)
NR                9.50       9/15/02       1,500(b)
1,260,000
Casino America Corp., Sr. Notes
B1               12.50       8/01/03         750
855,938
Fitzgeralds Gaming Corp., Sr. Notes
B3               12.25      12/15/04         625
281,250
Hollywood Park, Inc., Sr. Sub. Notes
B2                9.25       2/15/07         750
768,750
Isle Capri Black Hawk LLC, First Mtge. Notes
B3               13.00       8/31/04       1,000
1,085,000
Mohegan Tribal Gaming Auth., Sr. Sub. Notes
Ba3               8.75       1/01/09         250
261,250
Santa Fe Hotel, Inc., First Mtge. Notes
Caa2             11.00      12/15/00       1,000
980,000
Trump Atlantic City Assocs., First Mtge. Notes
B2               11.25       5/01/06       1,500
1,335,000

------------

8,109,063

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     6

Portfolio of Investments as of
PRUDENTIAL HIGH YIELD
March 31, 1999
TOTAL RETURN FUND, INC.
------------------------------------------------------------
-------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount
Value
Description
(Unaudited)      Rate         Date        (000)
(Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Industrials--3.1%
AMM Holdings, Inc., Sr. Disc. Notes, Zero Coupon (until
   7/1/03)
Caa1             13.50%      7/01/09    $  2,000        $
640,000
Continental Global Group, Inc., Sr. Notes
B2               11.00       4/01/07       1,500
1,320,000
Great Lakes Carbon Corp.,
   Sr. Disc. Deb., Zero Coupon (until 5/15/03)
Caa1             13.125      5/15/09       1,000
557,500
   Sr. Sub. Notes, PIK
B3               10.25       5/15/08       1,000
1,030,000
ICF Kaiser Int'l., Inc., Sr. Sub. Notes
Caa2             13.00      12/31/03       1,770
1,239,000

------------

4,786,500
------------------------------------------------------------
------------------------------------------------------------
------
Leisure & Tourism--2.2%
AMC Entertainment, Inc., Sr. Sub. Notes
B3                9.50       2/01/11         375
356,719
Ballys Total Fitness Holdings, Inc., Sr. Sub. Notes
B3                9.875     10/15/07       1,000
990,000
Premier Cruise Ltd., Sr. Notes
   (cost $973,646; purchased 5/19/98)
Caa2             11.00       3/15/08       1,000(b)(e)
280,000
Production Resource LLC, Sr. Sub. Notes
Caa2             11.50       1/15/08       1,000
990,000
Town Sports Int'l., Inc., Sr. Notes
B2                9.75      10/15/04         775
751,750

------------

3,368,469
------------------------------------------------------------
------------------------------------------------------------
------
Miscellaneous Services--3.4%
Coinstar, Inc., Sr. Disc. Notes, Zero Coupon (until
   10/1/01)
NR               13.00      10/01/06       1,550
1,480,250
Desa Int'l., Inc., Sr. Sub. Notes
Caa1              9.875     12/15/07       1,000
780,000
ICON Health & Fitness, Inc., Sr. Sub. Notes
   (cost $1,369,767; purchased 7/21/98)
Caa2             13.00       7/15/02       1,500(b)
1,125,000
Interact Systems, Inc., Sr. Disc. Notes
NR              Zero         8/01/03       1,500
630,000
Kindercare Learning Center, Inc., Sr. Sub. Notes
B3                9.50       2/15/09         750
753,750
La Petite Academy, Inc., Sr. Notes
B3               10.00       5/15/08         500
490,000

------------

5,259,000
------------------------------------------------------------
------------------------------------------------------------
------
Paper & Forest Products--4.7%
Ainsworth Lumber Ltd., Sr. Notes, PIK
B3               12.50       7/15/07       2,000
2,110,000
Gaylord Container Corp., Sr. Notes
Caa1              9.75       6/15/07       1,500
1,447,500
Maxxam Group Holdings, Inc., Sr. Notes
B3               12.00       8/01/03         500
535,000
Millar Western Production Ltd., Sr. Notes
B3                9.875      5/15/08         500
445,000
Repap New Brunswick, Inc., Sr. Sec'd. Notes
Caa1             10.625      4/15/05       1,000
830,000
Stone Container Corp.,
   Sr. Notes
B2               12.58       8/01/16         250
267,188
   Sr. Sub. Deb.
B3               12.25       4/01/02       1,750
1,760,937

------------

7,395,625

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     7

Portfolio of Investments as of
PRUDENTIAL HIGH YIELD
March 31, 1999
TOTAL RETURN FUND, INC.
------------------------------------------------------------
-------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount
Value
Description
(Unaudited)      Rate         Date        (000)
(Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Publishing--1.3%
Garden State Newspapers, Sr. Sub. Notes
B1               8.625%      7/01/11     $   250        $
251,875
Phoenix Color Corp., Sr. Sub. Notes
B3              10.375       2/01/09       1,000
1,015,000
World Color Press, Inc.,
   Sr. Sub. Notes
B1               8.375      11/15/08         500
510,000
   Sr. Sub. Notes
B1               7.75        2/15/09         250
245,000

------------

2,021,875
------------------------------------------------------------
------------------------------------------------------------
------
Real Estate--0.5%
CB Richards Ellis Services, Inc., Sr. Sub. Notes
Ba3              8.875       6/01/06         800
800,000
------------------------------------------------------------
------------------------------------------------------------
------
Retail--3.4%
Big 5 Holdings Corp., Sr. Disc. Notes, Zero Coupon
   (until 11/30/02)
   (cost $554,565; purchased 2/3/99)
NR               13.45      11/30/08       1,000(b)
550,000
Montgomery Ward Trade Claim
   (cost $695,187; purchased 8/19/98)
NR              Zero        12/31/00       1,986(b)
466,769
Musicland Group, Inc., Sr. Sub. Notes
B3                9.00       6/15/03       1,500
1,509,375
Pamida, Inc., Sr. Sub. Notes
Caa1             11.75       3/15/03         950
856,187
Phar-Mor, Inc., Sr. Notes
B3               11.72       9/11/02       1,805
1,859,150

------------

5,241,481
------------------------------------------------------------
------------------------------------------------------------
------
Steel & Metals--2.7%
Doe Run Res. Corp., Sr. Notes
B3               11.25       3/15/05       1,000
850,000
Kaiser Aluminum & Chemical Corp., Sr. Sub. Notes
B2               12.75       2/01/03       1,000
967,500
National Steel Corp., First Mtge.
Ba3               9.875      3/01/09         250
256,875
UCAR Global Enterprises, Inc., Sr. Sub. Notes
B2               12.00       1/15/05       1,000
1,056,250
WHX Corp., Sr. Notes
B3               10.50       4/15/05       1,150
1,115,500

------------

4,246,125
------------------------------------------------------------
------------------------------------------------------------
------
Supermarkets--1.9%
Homeland Stores, Inc., Sr. Notes
NR               10.00       8/01/03         350
299,250
Pantry, Inc., Sr. Sub. Notes
B3               10.25      10/15/07       1,500
1,575,000
Pathmark Stores, Inc., Sr. Sub. Notes
Caa1              9.625      5/01/03       1,000
1,027,500

------------

2,901,750

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     8

Portfolio of Investments as of
PRUDENTIAL HIGH YIELD
March 31, 1999
TOTAL RETURN FUND, INC.
------------------------------------------------------------
-------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount
Value
Description
(Unaudited)      Rate         Date        (000)
(Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Technology--1.9%
Ampex Corp., Sr. Notes
B+(a)            12.00%      3/15/03    $  1,000        $
1,040,000
Anacomp, Inc., Sr. Sub. Notes
B3               10.875      4/01/04       1,000
1,040,000
DecisionOne Holdings Corp., Sr. Disc. Deb., Zero Coupon
   (until 8/1/02)
C                11.50       8/01/08       1,100(d)
22,000
Viasystems, Inc., Sr. Sub. Notes
Caa1              9.75       6/01/07       1,000
941,250

------------

3,043,250
------------------------------------------------------------
------------------------------------------------------------
------
Telecommunications--16.2%
Allegiance Telecom, Inc., Sr. Notes
NR               12.875      5/15/08       1,000
1,100,000
AMSC Acquisition Co., Inc., Sr. Notes
NR               12.25       4/01/08         500
253,750
Arch Communications Group, Inc., Sr. Notes
B3               12.75       7/01/07         500
445,000
Bestel S.A. De CV, Sr. Disc. Notes, Zero Coupon (until
   5/15/01) (Mexico)
NR               12.75       5/15/05       1,500(f)
930,000
Birch Telecom, Inc., Sr. Notes
NR               14.00       6/15/08       1,000
915,000
Caprock Communications Corp., Sr. Notes
Caa1             12.00       7/15/08         500
508,750
Cencall Communications Corp., Sr. Disc. Notes, Zero
   Coupon
   (until 1/15/99)
B2               10.125      1/15/04         250
257,500
Covad Communications Group, Inc., Sr. Disc. Notes
B3               12.50       2/15/09         500
502,500
E. Spire Communications, Inc., Sr. Disc. Notes, Zero
   Coupon
   (until 7/1/03)
NR               10.625      7/01/08         900
432,000
Firstworld Communications, Inc., Sr. Disc. Notes, Zero
   Coupon
   (until 4/15/03)
NR               13.00       4/15/08       1,000
380,000
Focal Communications Corp., Sr. Disc. Notes, Zero
   Coupon
   (until 2/15/03)
NR               12.125      2/15/08       1,250
700,000
GST Network Funding, Inc., Sr. Disc. Notes, Zero Coupon
   (until 5/1/03)
NR               10.50       5/01/08       1,375
735,625
GST USA, Inc., Sr. Disc. Notes, Zero Coupon (until
   12/15/00)
NR               13.875     12/15/05         500
395,000
ICG Holdings, Inc., Sr. Disc. Notes, Zero Coupon (until
   9/15/00)
NR               13.50       9/15/05       1,300
1,150,500
ICO Global Communications, Sr. Notes
B3               15.00       8/01/05       1,000(d)
550,000
Impsat Corp., Sr. Notes
B2               12.375      6/15/08       1,000
900,000
Iridium Capital Corp., Sr. Notes
B3               14.00       7/15/05       1,000
450,000
Jordan Telecommunication Products, Sr. Sub. Notes
B3                9.875      8/01/07         500
500,000
Level 3 Communications, Inc.,
   Sr. Disc. Notes, Zero Coupon (until 12/1/03)
B3               10.50      12/01/08       1,100
690,250
   Sr. Notes
B3                9.125      5/01/08         250
250,625
McLeodusa, Inc., Sr. Notes
B2                8.125      2/15/09       1,000
1,000,000
Nextel Communications, Inc.,
   Sr. Disc. Notes, Zero Coupon (until 2/15/03)
B2                9.95       2/15/08         600
420,000
   Sr. Disc. Notes, Zero Coupon (until 2/15/99)
B2                9.75       8/15/04         350
362,250
Nextel International, Inc., Sr. Disc. Notes, Zero
   Coupon
   (until 4/15/03)
Caa1             12.125      4/15/08         500
220,000

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     9

Portfolio of Investments as of
PRUDENTIAL HIGH YIELD
March 31, 1999
TOTAL RETURN FUND, INC.
------------------------------------------------------------
-------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount
Value
Description
(Unaudited)      Rate         Date        (000)
(Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Telecommunications (cont'd.)
Nextel Partners, Inc., Sr. Disc. Notes, Zero Coupon
   (until 2/1/04)
B3               14.00%      2/01/09    $  1,000        $
570,000
Northeast Optic Network, Inc., Sr. Notes
NR               12.75       8/15/08         500
520,000
NTL, Inc., Sr. Disc. Notes, Zero Coupon (until 10/1/03)
B3               12.375     10/01/08       2,500
1,725,000
Omnipoint Corp., Sr. Notes
B3               11.625      8/15/06       2,000
1,750,000
RSL Communications Ltd.,
   Sr. Notes
B2               12.25      11/15/06         250
273,125
   Sr. Notes
B3               12.00      11/01/08         350
388,500
Splitrock Services, Inc., Sr. Notes
NR               11.75       7/15/08         750
716,250
Time Warner Telecom LLC, Sr. Notes
B2                9.75       7/15/08         650
695,500
U.S. Xchange LLC, Sr. Notes
NR               15.00       7/01/08         750
810,000
USA Mobil Communications, Inc., Sr. Notes
B3                9.50       2/01/04         500
430,000
Versatel Telecom BV, Sr. Notes (Netherlands)
NR               13.25       5/15/08       1,000(f)
1,052,500
Viatel, Inc., Sr. Notes
Caa1             11.25       4/15/08       1,000
1,025,000
Winstar Communications, Inc., Sr. Disc. Notes, Zero
   Coupon
   (until 10/15/00)
Caa1             14.00      10/15/05         500
356,250
Worldwide Fiber, Inc., Sr. Notes
B3               12.50      12/15/05       1,000
1,052,500

------------

25,413,375
------------------------------------------------------------
------------------------------------------------------------
------
Textiles--1.5%
Cluett American Corp., Sr. Sub. Notes
B3               10.125      5/15/08         750
686,250
Simmons Co., Sr. Sub. Notes
B3               10.25       3/15/09       1,000
1,035,000
Steel Heddle Mfg. Co., Sr. Sub. Notes
B3               10.625      6/01/08       1,000
550,000

------------

2,271,250
------------------------------------------------------------
------------------------------------------------------------
------
Transportation/Trucking/Shipping--1.1%
American Commercial Lines LLC, Sr. Notes
B1               10.25       6/30/08       1,000
1,030,000
Stena AB, Sr. Notes (Sweden)
B1               10.625      6/01/08       1,000(f)
760,000

------------

1,790,000
------------------------------------------------------------
------------------------------------------------------------
------
Utilities--0.6%
York Power Funding Cayman Ctd., Sr. Sec'd. Notes
   (Cayman Islands)
Ba3              12.00      10/30/07       1,000(f)
1,005,000

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     10

Portfolio of Investments as of
PRUDENTIAL HIGH YIELD
March 31, 1999
TOTAL RETURN FUND, INC.
------------------------------------------------------------
-------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount
Value
Description
(Unaudited)      Rate         Date        (000)
(Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Waste Management--2.3%
Allied Waste North America, Inc.,
   Sr. Notes
Ba2              7.875%      1/01/09     $ 1,250        $
1,218,750
   Sr. Notes
Ba2              7.625       1/01/06         500
487,500
Waste Systems Int'l., Inc., Sub. Notes
CCC+(a)          7.00        5/13/05       2,000
1,870,000

------------

3,576,250

------------
Total corporate bonds
   (cost $147,843,118)
135,989,825

------------
------------------------------------------------------------
------------------------------------------------------------
------
CONVERTIBLE BONDS--1.1%
Einstein / Noah Bagel Corp., Sub. Deb.
7.25        6/01/04       1,500             885,000
Key Energy Group, Inc., Sr. Sub. Notes
5.00        9/15/04       1,500             765,000

------------
Total convertible bonds
   (cost $1,979,318)
1,650,000

------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     11

Portfolio of Investments as of
PRUDENTIAL HIGH YIELD
March 31, 1999
TOTAL RETURN FUND, INC.
------------------------------------------------------------
-------------------

                                                       Value
Description                           Shares          (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
COMMON STOCKS--1.3%
Beverly Enterprises, Inc.(c)          40,000        $
205,000
Canadian Airlines Corp.(c)             4,400
5,046
Chesapeake Energy Corp.               25,000
35,938
Grand Union Co.(c)                   100,772
1,133,685
Intermedia Communications, Inc.(c)       811
21,187
Musicland Stores Corp.(c)             25,000
220,312
Nevada Gold & Casinos, Inc.(c)         8,000
38,000
Northeast Optic Network, Inc.(c)      20,000
282,500
Omnipoint Corp.(c)                     5,200
75,075
Paxson Communications Corp.(c)         9,400
80,488
Star Gas Partners L.P.                   441
881
Total common stocks
   expiring (cost $2,222,200)
2,098,112

PREFERRED STOCKS--4.9%
Adelphia Communications Corp.,
   $13.00                              8,750
1,006,250
Century Maintenance Supply, Inc.,
   $13.25                             10,636
1,095,508
Cluett American Corp., $12.50          7,961
708,525
Concentric Network Corp., $13.50           1
372
Geneva Steel Co., $14.00               1,000
500
Harborside Healthcare Corp., $13.50      535
374,160
Intermedia Communications, Inc.,
   $7.00                              20,000
415,000
IXC Communications, Inc., $12.50         750
813,750
Packaging Corp. America, $12.375       7,500
750,000
Paxson Communications Corp.,
   $12.50                              1,128
1,015,537
Rural Cellular Corp., $11.375              6
6,224
Supermarkets General Holdings
   Corp., $3.52                       10,000
365,000
Texas Utilities Co., $9.25            20,000
1,066,250
Viatel, Inc., $10.00                     521
78,166
                                                    --------
----
Total preferred stocks
   (cost $7,809,893)
7,695,242

                                                       Value
Description                           Warrants        (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
WARRANTS(c)--0.1%
American Banknote Corp., expiring
   12/1/07 @ $5.50                       750              $
7
American Mobile Satellite Corp.,
   expiring 4/1/08 @ $12.51              500
1,645
Bestel S.A. De CV, expiring
   5/15/05                             1,500
1,500
Birch Telecom, Inc., expiring
   6/15/08                             1,000
5,000
Classic Communications, Inc.,
   expiring 8/1/09                     3,000(d)
0
DecisionOne Holdings Corp.,
   expiring 8/1/07 @ $23.00            1,000(d)
0
Firstworld Communications, Inc.,
   expiring 4/15/08                    1,000
10,000
ICO Global Communications,
   8/1/05 @ $13.20                     1,000(d)
0
Interact Systems, Inc.,
   expiring 8/1/03                     1,500
15
Splitrock Services, Inc., expiring
   7/15/08                               750
45,000
TVN Entertainment Corp., expiring
   8/1/08                              1,000(d)
0
Versatel Telecom BV, expiring
   5/15/08                             1,000
70,000
Total warrants
   (cost $7,515)
133,167
Total long-term investments
   (cost $159,862,044)
147,566,346
                                                    --------
----

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     12

Portfolio of Investments as of                   PRUDENTIAL
HIGH YIELD
March 31, 1999                                   TOTAL
RETURN FUND, INC.
------------------------------------------------------------
--------------------

Principal

Interest    Maturity      Amount            Value
Description
Rate        Date         (000)           (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
SHORT-TERM INVESTMENTS--5.5%
------------------------------------------------------------
------------------------------------------------------------
------
COMMERCIAL PAPER--4.4%
General Electric Capital Corp.
5.12%      4/01/99    $  3,923        $  3,923,000
Windmill Funding Corp.
4.88       4/19/99       3,000           2,992,680

------------
Total commercial paper
   (cost $6,915,680)
6,915,680

------------
------------------------------------------------------------
------------------------------------------------------------
------
CORPORATE BONDS--1.1%
Aircraft Funding, Sr. Notes, PIK
   (cost $1,995,149; purchased 7/1/98)
12.00       7/15/99       2,000(b)        1,640,000

------------
Total short-term investments
   (cost $8,910,829)
8,555,680

------------
------------------------------------------------------------
------------------------------------------------------------
------
Total Investments--99.8 %
   (cost $168,772,873; Note 4)
156,122,026
Other assets in excess of liabilities--0.2%
251,588

------------
Net Assets--100%
$156,373,614

------------

------------

---------------
(a) Standard & Poor's Rating.
(b) Indicates a restricted security; the aggregate cost of
such securities is
    $9,667,329. The aggregate value $7,998,594 is
approximately 5.1% of net
    assets.
(c) Non-income producing securities.
(d) Consists of more than one class of securities traded
together as a unit;
    generally bonds with attached stock or warrants.
(e) Represents issuer in default on interest payments; non-
income producing
    security.
(f) US$ denominated foreign bonds.
NR--Not rated by Moody's or Standard & Poor's.
PIK--Payment in kind securities.
L.P.--Limited Partnership.
LLC--Limited Liability Company.
The Fund's current Prospectus contains a description of
Moody's and Standard &
Poor's ratings.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     13

                                             PRUDENTIAL HIGH
YIELD
Statement of Assets and Liabilities          TOTAL RETURN
FUND, INC.
------------------------------------------------------------
--------------------

Assets
March 31, 1999
Investments, at value (cost
$168,772,873)...............................................
 ...................       $156,122,026
Cash........................................................
 ...............................................
893
Interest
receivable..................................................
 ......................................          3,452,596
Receivable for investments
sold........................................................
 ....................            921,803
Receivable for Fund shares
sold........................................................
 ....................            533,492
Prepaid expenses and other
assets......................................................
 ....................            148,785

--------------
   Total
assets......................................................
 ......................................        161,179,595

--------------
Liabilities
Payable for investments
purchased...................................................
 .......................          3,154,611
Payable for Fund shares
reacquired..................................................
 .......................          1,015,068
Dividends
payable.....................................................
 .....................................            324,774
Accrued
expenses....................................................
 .......................................            184,097
Due to
Distributor.................................................
 ........................................             81,391
Due to
Manager.....................................................
 ........................................             46,040

--------------
   Total
liabilities.................................................
 ......................................          4,805,981

--------------
Net
Assets......................................................
 ...........................................
$156,373,614

--------------

--------------
Net assets were comprised of:
   Common stock, at
par.........................................................
 ...........................       $      1,756
   Paid-in capital in excess of
par.........................................................
 ...............        172,971,331

--------------

172,973,087
   Accumulated net realized loss on
investments.................................................
 ...........         (3,948,626)
   Net unrealized depreciation on
investments.................................................
 .............        (12,650,847)

--------------
Net assets, March 31,
1999........................................................
 .........................       $156,373,614

--------------

--------------
Class A:
   Net asset value and redemption price per share
$8.91
      ($37,557,754 / 4,216,698 shares of common stock issued
and outstanding)..............................
   Maximum sales charge (4% of offering
price)......................................................
 .......                .37
   Maximum offering price to
public......................................................
 ..................              $9.28
Class B:
   Net asset value, offering price and redemption price per
share
$8.91
      ($97,453,690 / 10,940,153 shares of common stock
issued and outstanding).............................
Class C:
   Net asset value and redemption price per share
$8.91
      ($19,248,742 / 2,160,946 shares of common stock issued
and outstanding)..............................
   Sales charge (1% of offering
price)......................................................
 ...............                .09
   Offering price to
public......................................................
 ..........................              $9.00
Class Z:
   Net asset value, offering price and redemption price per
share
$8.91
      ($2,113,428 / 237,269 shares of common stock issued
and outstanding).................................

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     14

PRUDENTIAL HIGH YIELD
TOTAL RETURN FUND, INC.
Statement of Operations
------------------------------------------------------------

                                                  May 5,
1998(a)
                                                     Through
Net Investment Income                             March 31,
1999
Income
   Interest....................................
13,945,929
   Dividends...................................
147,729
                                                  ----------
----

14,093,658
                                                  ----------
----
Expenses
   Management fee..............................
864,173
   Distribution fee--Class A...................
56,529
   Distribution fee--Class B...................
623,305
   Distribution fee--Class C...................
122,290
   Custodian's fees and expenses...............
160,000
   Registration fees...........................
140,000
   Transfer agent's fees and expenses..........
120,000
   Amortization of prepaid offering cost.......
110,000
   Reports to shareholders.....................
90,000
   Audit fee and expenses......................
30,000
   Amortization of deferred organization
      cost.....................................
26,000
   Legal fees and expenses.....................
20,000
   Directors' fees.............................
14,000
   Insurance expense...........................
2,000
   Miscellaneous...............................
816
                                                  ----------
----
      Total expenses...........................
2,379,113
   Less: Management fee waiver (Note 2)........
(398,849)
                                                  ----------
----
      Net expenses.............................
1,980,264
                                                  ----------
----
Net investment income..........................
12,113,394
                                                  ----------
----
Realized and Unrealized
Loss on Investments
Net realized loss on investment transactions...
(3,948,626)
Net change in unrealized
   appreciation/depreciation of investments....
(12,650,847)
                                                  ----------
----
Net loss on investments........................
(16,599,473)
                                                  ----------
----
Net Decrease in Net Assets
Resulting from Operations......................    $
(4,486,079)
                                                  ----------
----
                                                  ----------
----
---------------
(a) Commencement of investment operations.


PRUDENTIAL HIGH YIELD
TOTAL RETURN FUND, INC.
Statement of Changes in Net Assets
------------------------------------------------------------

                                                May 5,
1998(a)
Increase in                                        Through
Net Assets                                      March 31,
1999
Operations
   Net investment income......................   $
12,113,394
   Net realized loss on investment
      transactions............................
(3,948,626)
   Net change in unrealized
      appreciation/depreciation of
      investments.............................
(12,650,847)
                                                ------------
--
   Net decrease in net assets resulting from
      operations..............................
(4,486,079)
                                                ------------
--
Dividends and distributions (Note 1)
   Dividends from net investment income
      Class A.................................
(3,017,075)
      Class B.................................
(7,451,879)
      Class C.................................
(1,460,665)
      Class Z.................................
(183,775)
                                                ------------
--

(12,113,394)
                                                ------------
--
   Distributions in excess of net investment
      income
      Class A.................................
(50,574)
      Class B.................................
(132,431)
      Class C.................................
(25,580)
      Class Z.................................
(3,622)
                                                ------------
--

(212,207)
                                                ------------
--
Fund share transactions (Net of share
   conversions) (Note 5)
   Net proceeds from shares sold..............
200,008,881
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions...........................
7,763,506
   Cost of shares reacquired..................
(34,687,093)
                                                ------------
--
   Net increase in net assets from Fund share
      transactions............................
173,085,294
                                                ------------
--
Total increase................................
156,273,614
Net Assets
Beginning of period...........................
100,000
                                                ------------
--
End of period.................................
$156,373,614
                                                ------------
--
                                                ------------
--
---------------
(a) Commencement of investment operations.

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     15

                                               PRUDENTIAL
HIGH YIELD
Notes to Financial Statements                  TOTAL RETURN
FUND, INC.
------------------------------------------------------------
--------------------
Prudential High Yield Total Return Fund, Inc. (the 'Fund')
is registered under
the Investment Company Act of 1940 as a diversified, open-
end management
investment company. The Fund was incorporated in Maryland on
February 18, 1997.
The Fund issued 2,500 shares each of Class A, Class B, Class
C and Class Z
common stock for $100,000 on February 18, 1998 to Prudential
Investments Fund
Management LLC ('PIFM'). The Fund commenced investment
operations on May 5,
1998. The primary investment objective of the Fund is total
return through high
current income and capital appreciation. It seeks to achieve this objective by
investing in high yield fixed income securities, equity
securities that were
attached to or included in a unit with fixed income
securities at the time of
purchase, convertible securities and preferred stocks.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Fund in the preparation of its financial statements. Security Valuation: Portfolio securities that are actively traded in the over-the-counter market, including listed securities for
which the primary
market is believed to be over-the-counter, are valued at
prices provided by
principal market makers and pricing agents. Any security for which the primary
market is on an exchange is valued at the last sales price
on such exchange on
the day of valuation or, if there was no sale on such day,
the last bid price
quoted on such day. Securities issued in private placements
are valued at the
bid price or the mean between the bid and asked prices, if
available, provided
by principal market makers. Any security for which a
reliable market quotation
is unavailable is valued at fair value as determined in good faith by or under
the direction of the Fund's Board of Directors.
Short-term securities which mature in more than 60 days are
valued at current
market quotations. Short-term securities which mature in 60
days or less are
valued at amortized cost, which approximates market value. Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian or designated
subcustodians, under
triparty repurchase agreements as the case may be, take
possession of the
underlying collateral securities, the value of which exceeds the principal
amount of the repurchase transaction, including accrued
interest and, to the
extent that any repurchase transaction exceeds one business
day, the value of
the collateral is marked-to-market on a daily basis to
ensure the adequacy of
the collateral. If the seller defaults and the value of the
collateral declines
or if bankruptcy proceedings are commenced with respect to
the seller of the
security, realization of the collateral by the Fund may be
delayed or limited.
All securities are valued as of 4:15 p.m., New York time. The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under
securities law ('restricted
securities'). Certain issues of restricted securities held
by the Fund at March
31, 1999 include registration rights under which the Fund
may demand
registration by the issuer, of which the Fund may bear the
cost of such
registration. Restricted securities, sometimes referred to
as private
placements, are valued pursuant to the valuation procedures
noted above.
Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses on
sales of portfolio
securities are calculated on an identified cost basis.
Interest income is
recorded on an accrual basis and dividend income is recorded on the ex-dividend
date. The Fund accretes discount and amortizes premium as
adjustments to
interest income. Income from payment-in-kind bonds is
recorded daily based on an
effective interest method. Expenses are recorded on the
accrual basis which may
require the use of certain estimates by management.
Net investment income (other than distribution fees) and
unrealized and realized
gains or losses are allocated daily to each class of shares
of the Fund based
upon the relative proportion of net assets of each class at
the beginning of the
day.
Dividends and Distributions: The Fund declares daily and
pays dividends of net
investment income monthly and makes distributions at least
annually of any net
capital gains. Dividends and distributions are recorded on
the ex-dividend date.
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles.
Taxes: It is the intent of the Fund to meet the requirements of the Internal
Revenue Code applicable to regulated investment companies
and to distribute all
of its taxable income to its shareholders. Therefore, no
federal income tax
provision is required.
Offering and Organization Expenses: Approximately $283,300
were incurred in
connection with the organization of the Fund. Offering cost
of approximately
$110,400 and organization cost of approximately $172,900 are being amortized
ratably over a period of twelve months and sixty months,
respectively, from the
date the Fund commenced investment operations. Reclassification of Capital Accounts: The Fund accounts for and reports distributions to shareholders in accordance with the
American Institute
------------------------------------------------------------
--------------------
                                       16

                                                PRUDENTIAL
HIGH YIELD
Notes to Financial Statements                   TOTAL RETURN
FUND, INC.
------------------------------------------------------------
--------------------
of Certified Public Accountants' Statement of Position 93-2:
Determination,
Disclosure and Financial Statement Presentation of Income,
Capital Gain, and
Return of Capital Distributions by Investment Companies. The
effect of applying
this statement was to decrease paid-in capital in excess of
par and decrease
accumulated net realized losses on investments by $212,207
for certain expenses
not deductible for tax purposes. Net investment income, net
realized gains and
net assets were not affected by this change.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential
Investments Fund Management
LLC ('PIFM'.) Pursuant to this agreement PIFM has
responsibility for all
investment advisory services and supervises the subadviser's performance of such
services. PIFM has entered into a subadvisory agreement with
The Prudential
Investment Corporation ('PIC'); PIC furnishes investment
advisory services in
connection with the management of the Fund. PIFM pays for
the cost of the
subadviser's services, the compensation of officers of the
Fund, occupancy and
certain clerical and bookkeeping costs of the Fund. The Fund bears all other
costs and expenses.
The management fee paid to PIFM is computed daily and
payable monthly, at an
annual rate of .65% of the Fund's average daily net assets.
PIFM has agreed to
waive a portion (.30 of 1% of the Fund's average daily net
assets) of its
management fee which amounted to $398,849 ($.023 per share
for Class A, B, C and
Z shares) for the period ended March 31, 1999. The Fund is
not required to
reimburse PIFM for such waiver.
The Fund had a distribution agreement with Prudential
Securities Incorporated
('PSI'), which acted as the distributor of the Class A,
Class B, Class C and
Class Z shares of the Fund through May 31, 1998. Prudential
Investment
Management Services LLC ('PIMS') became the distributor of
the Fund effective
June 1, 1998 and is serving the Fund under the same terms
and conditions as
under the arrangement with PSI. The Fund compensated PSI and
PIMS for
distributing and servicing the Fund's Class A, Class B and
Class C shares
pursuant to plans of distribution (the 'Class A, B and C
Plans'), regardless of
expenses actually incurred by them. The distribution fees
are accrued daily and
payable monthly. No distribution or service fees are paid to
PSI or PIMS as
distributor of the Class Z shares of the Fund.
Pursuant to the Class A Plan, the Fund compensates PIMS for
its
distribution-related expenses with respect to Class A
shares, at an annual rate
of up to .30 of 1% of the average daily net assets of the
Class A shares. Such
expenses under the Class A Plan were .15 of 1% of the
average daily net assets
of the Class A shares for the period May 5, 1998 through
December 31, 1998.
Effective January 1, 1999, such expenses under the Class A
Plan were .25 of 1%
of the average daily net assets of the Class A shares. Pursuant to the Class B and C Plans, the Fund compensates PIMS with respect to
Class B and C shares, for distribution-related activities at an annual rate of
up to 1% of the average daily net assets of Class B shares
and Class C shares.
Such expenses under the Plans were .75 of 1% of the average
daily net assets of
the Class B and C shares for the period ended March 31,
1999.
PSI and PIMS have advised the Fund that they received
approximately $1,089,800
and $27,200 in front-end sales charges resulting from sales
of Class A and Class
C shares, respectively, during the period May 5, 1998
through March 31, 1999.
From these fees, PSI paid such sales charges to affiliated
broker-dealers, which
in turn paid commissions to salespersons and incurred other
distribution costs.
PSI and PIMS have advised the Fund that for the period May
5, 1998 through March
31, 1999 they received approximately $283,900 and $27,100 in contingent deferred
sales charges imposed upon certain redemptions by Class B
and Class C
shareholders, respectively.
PSI, PIFM, PIC and PIMS are indirect, wholly owned
subsidiaries of The
Prudential Insurance Company of America.
As of March 11, 1999, the Fund, along with other affiliated
registered
investment companies (the 'Funds'), entered into a
syndicated credit agreement
(SCA) with an unaffiliated lender. The maximum commitment
under the SCA is $1
billion. The Funds pay a commitment fee at an annual rate of
 .065 of 1% on the
unused portion of the credit facility which is accrued and
paid quarterly on a
pro rata basis by the Funds. The SCA expires on March 9,
2000. Prior to March
11, 1999, the Funds had a credit agreement with a maximum
commitment of
$200,000,000. The commitment fee was 0.055 of 1% on the
unused portion of the
credit facility. The Fund did not borrow any amounts
pursuant to either
agreement during the period ended March 31, 1999. The
purpose of the agreements
are to serve as an alternative source of funding for capital share redemptions.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC, a wholly owned
subsidiary of PIFM, serves
as the Fund's transfer agent and during the period ended
March 31, 1999, the
Fund incurred fees of approximately $114,600 for the
services of PMFS. As of
March 31, 1999, $10,700 of such fees were due to
------------------------------------------------------------
--------------------
                                       17

                                                  PRUDENTIAL
HIGH YIELD
Notes to Financial Statements                     TOTAL
RETURN FUND, INC.
------------------------------------------------------------
--------------------
PMFS. Transfer agent fees and expenses in the Statement of
Operations include
certain out-of-pocket expenses paid to nonaffiliates.
For the period ended March 31, 1999, PSI earned $2,000 in
brokerage commissions
from portfolio transactions executed on behalf of the Fund.
------------------------------------------------------------
Note 4. Portfolio Securities
Purchases and sales of investment securities, other than
short-term investments,
for the period ended March 31, 1999 were $289,578,788 and
$126,359,836,
respectively.
The federal income tax basis of the Fund's investments,
including short-term
investments, as of March 31, 1999 was $168,798,569;
accordingly, net unrealized
depreciation for federal income tax purposes was $12,676,543
(gross unrealized
appreciation--$3,306,615; gross unrealized depreciation--
$15,983,158).
For federal income tax purposes, the Fund had a capital loss carryforward as of
March 31, 1999, of approximately $1,698,000 which expires in
2007. In addition,
the Fund will elect to treat net capital losses of
approximately $2,225,000
incurred in the two month period ended December 31, 1998 as
having been incurred
in the following fiscal year. Accordingly, no capital gains
distributions are
expected to be paid to shareholders until future net gains
have been realized in
excess of such carryforward.
------------------------------------------------------------
Note 5. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first
18 months. Prior to November 2, 1998, Class C shares were sold with a contingent deferred sales charge of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.
The Fund has 2.5 billion shares of $0.0001 par value common stock authorized; 1 billion shares for Class A and 500 million shares each for Class B, Class C and
Class Z.
Transactions in shares of common stock were as follows:

Class A                             Shares           Amount
------------------------------   ------------    -----------
----
May 5, 1998(a) through
  March 31, 1999:
Shares sold...................      5,287,840    $
51,217,401
Shares issued in reinvestment
  of dividends................        223,342
2,028,273
Shares reacquired.............     (1,316,676)
(11,925,521)
                                 ------------    -----------
----
Net increase in shares
  outstanding before
  conversions.................      4,194,506
41,320,153
Shares issued upon conversion
  from Class B................         19,692
174,213
                                 ------------    -----------
----
Net increase in shares
  outstanding.................      4,214,198    $
41,494,366
                                 ------------    -----------
----
                                 ------------    -----------
----
Class B
------------------------------
May 5, 1998(a) through
  March 31, 1999:
Shares sold...................     12,231,118    $
119,622,135
Shares issued in reinvestment
  of dividends................        514,809
4,669,308
Shares reacquired.............     (1,788,582)
(16,165,146)
                                 ------------    -----------
----
Net increase in shares
  outstanding before
  conversion..................     10,957,345
108,126,297
Shares reacquired upon
  conversion into Class A.....        (19,692)
(174,213)
                                 ------------    -----------
----
Net increase in shares
  outstanding.................     10,937,653    $
107,952,084
                                 ------------    -----------
----
                                 ------------    -----------
----
Class C
------------------------------
May 5, 1998(a) through
  March 31, 1999:
Shares sold...................      2,556,202    $
24,882,076
Shares issued in reinvestment
  of
  dividends...................         98,953
898,112
Shares reacquired.............       (496,709)
(4,436,511)
                                 ------------    -----------
----
Net increase in shares
  outstanding.................      2,158,446    $
21,343,677
                                 ------------    -----------
----
                                 ------------    -----------
----
Class Z
------------------------------
May 5, 1998(a) through
  March 31, 1999:
Shares sold...................        452,123    $
4,287,269
Shares issued in reinvestment
  of dividends................         18,552
167,813
Shares reacquired.............       (235,906)
(2,159,915)
                                 ------------    -----------
----
Net increase in shares
  outstanding.................        234,769    $
2,295,167
                                 ------------    -----------
----
                                 ------------    -----------
----

---------------
(a) Commencement of investment operations.
------------------------------------------------------------
--------------------
                                       18

                                            PRUDENTIAL HIGH
YIELD
Financial Highlights                        TOTAL RETURN
FUND, INC.
------------------------------------------------------------
--------------------

Class A            Class B            Class C

--------------     --------------     --------------

May 5, 1998(a)     May 5, 1998(a)     May 5, 1998(a)

Through            Through            Through

March 31,          March 31,          March 31,

1999               1999               1999

--------------     --------------     --------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period.........................       $  10.00           $
10.00           $  10.00

------             ------             ------
Income from investment operations
Net investment
income(d).....................................
0.79               0.74               0.74
Net realized and unrealized loss on
investments..............          (1.08)             (1.08)
(1.08)

------             ------             ------
   Total from investment
operations..........................          (0.29)
(0.34)             (0.34)

------             ------             ------
Less distributions
Dividends from net investment
income.........................          (0.79)
(0.74)             (0.74)
Distributions in excess of net investment
income.............          (0.01)             (0.01)
(0.01)

------             ------             ------
      Total
distributions....................................
(0.80)             (0.75)             (0.75)

------             ------             ------
Net asset value, end of
period...............................       $   8.91
$   8.91           $   8.91

------             ------             ------

------             ------             ------
TOTAL
RETURN(b)..............................................
(2.97)%            (3.45)%            (3.45)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)..............................       $ 37,558
$ 97,454           $ 19,249
Average net assets
(000).....................................       $ 35,147
$ 92,201           $ 18,089
Ratios to average net assets:
   Expenses, including distribution
fees(c)(d)...............           1.06%              1.64%
1.64%
   Expenses, excluding distribution
fees(c)(d)...............           0.89%              0.89%
0.89%
   Net investment
income(c)(d)...............................           9.52%
8.97%              8.96%
For Classes A, B, C and Z shares:
   Portfolio turnover
rate...................................             97%

Class Z

--------------

May 5, 1998(a)

Through

March 31,

1999

--------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period.........................      $10.00

-----
Income from investment operations
Net investment
income(d).....................................        0.80
Net realized and unrealized loss on
investments..............       (1.08)

-----
   Total from investment
operations..........................       (0.28)

-----
Less distributions
Dividends from net investment
income.........................       (0.80)
Distributions in excess of net investment
income.............       (0.01)

-----
      Total
distributions....................................
(0.81)

-----
Net asset value, end of
period...............................      $ 8.91

-----

-----
TOTAL
RETURN(b)..............................................
(2.82)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)..............................      $2,113
Average net assets
(000).....................................      $2,060
Ratios to average net assets:
   Expenses, including distribution
fees(c)(d)...............        0.89%
   Expenses, excluding distribution
fees(c)(d)...............        0.89%
   Net investment
income(c)(d)...............................        9.90%
For Classes A, B, C and Z shares:
   Portfolio turnover
rate...................................

---------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(c) Annualized.
(d) Net of management fee waiver.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     19

                                               PRUDENTIAL
HIGH YIELD
Report of Independent Accountants              TOTAL RETURN
FUND, INC.
------------------------------------------------------------
--------------------
To the Shareholders and Board of Directors of Prudential High Yield Total Return Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential High Yield Total Return
Fund, Inc. (the 'Fund') at March 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the period May 5,
1998 (commencement of operations) through March 31, 1999, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 1999 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
May 20, 1999
                                               PRUDENTIAL
HIGH YIELD
Federal Income Tax Information (Unaudited)     TOTAL RETURN
FUND, INC.
------------------------------------------------------------
--------------------
We are required by the Internal Revenue Code to advise you within 60 days of the
Fund's fiscal period end (March 31, 1999) as to the federal tax status of dividends paid by the Fund during such fiscal period. Accordingly, we are advising you that in the fiscal period ended March 31, 1999, dividends were paid of $.80, $.75, $.75 and $.81 per share (representing net investment income for
Class A, B, C and Z shares respectively, which are taxable as ordinary income).
Further, we wish to advise you that 1.03% of the ordinary income dividends paid in the fiscal period ended March 31, 1999 qualified for the corporate dividends received deduction available to corporate taxpayers.

In January 1999, you were advised on IRS Form 1099 DIV or
substitute 1099 DIV as
to the federal tax status of the dividends received by you
in calendar year
1998.
------------------------------------------------------------
--------------------
                                       20

Comparing A $10,000 Investment
------------------------------------------------
Prudential High Yield Total Return Fund, Inc. vs.
the Lehman Brothers High Yield Bond Index

Prudential High Yield
Total Return Fund, Inc.

Lehman Brothers High
Yield Bond Index

Class A
(GRAPH)

Class B
(GRAPH)

Class C
(GRAPH)

Class Z
(GRAPH)

Past performance is not indicative of future results.
Principal and investment
return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

These graphs compare a $10,000 investment in the Prudential
High Yield Total
Return Fund, Inc. (Class A, B, C, and Z shares) with a similar investment in the Lehman Brothers High Yield Bond Index (the Index) by portraying the account values at the commencement of operations of Class A, B, C, and Z shares, and at the end of the fiscal year (March 31), as measured on a quarterly basis beginning in 1998 for Class A, B, C, and Z shares. For purposes of the graphs, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales load was deducted from the initial $10,000 investment in Class A and Class C shares; (b) the maximum applicable contingent deferred sales charges were deducted from the value of the investment in Class
B and Class C shares, assuming full redemption on March 31, 1999; (c) all recurring fees (including management fees) were deducted; and (d) all dividends and distributions were reinvested. Class B shares will automatically convert to
Class A shares, on a quarterly basis, approximately seven years after purchase.
This conversion feature is not reflected in the graphs. Class Z shares are not subject to a sales charge or distribution fee.

The Index is a weighted index that covers the universe of fixed-rate, noninvestment-grade debt. The bonds included in the Index must be dollar-denominated and nonconvertible, and have at least one year remaining to maturity and an outstanding par value of at least $100 million.The total return includes the reinvestment of all dividends, but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Fund. The Index is not the only index that may be used to characterize performance of bond funds. Other indexes may portray different comparative performance. Investors cannot invest directly in an index.

These graphs are furnished to you in accordance with SEC regulations.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Directors
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Thomas H. O'Brien
Nancy H. Teeters
Louis A. Weil, III

Officers
Robert F. Gunia, President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Deborah A. Docs, Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
919 Third Avenue
New York, NY 10022

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report, and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

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